Annual Fund Operating Expenses - Class T - DWS ESG International Core Equity Fund - Class T	Dec. 01, 2021
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.25%
Other expenses	2.18%	[1]
Acquired funds fees and expenses	0.01%
Total annual fund operating expenses	3.09%
Fee waiver/expense reimbursement	1.83%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.26%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.